Prospectus Supplement                                           220149  11/04
dated November 15, 2004 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2004

In the section entitled "Who manages the funds?" the table entries with respect to Putnam VT The George Putnam Fund of Boston and Putnam VT New Opportunities Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
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Large-Cap Value, Core Fixed-Income and Global Asset Allocation Teams
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Portfolio leader     Since   Experience
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Jeanne L. Mockard    2000    1985-Present          Putnam Management
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Portfolio members    Since   Experience
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Kevin M. Cronin      2003    1997-Present          Putnam Management
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Jeffrey L. Knight    2001    1993-Present          Putnam Management
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Raman Srivastava     2004    1999-Present          Putnam Management
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PUTNAM VT NEW OPPORTUNITIES FUND
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Mid-Cap Growth and Small and Emerging Growth Teams
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Portfolio leaders    Since   Experience
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Kevin M. Divney      2004    1997-Present          Putnam Management
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Paul E. Marrkand     2004    1987-Present          Putnam Management
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Portfolio member     Since   Experience
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Richard B. Weed      2003    2000-Present          Putnam Management
                             Prior to Dec. 2000    State Street Global Advisors
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